Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$843,085.54

Principal:
Principal Collections	$10,866,445.46
Prepayments in Full	$5,085,470.78
Liquidation Proceeds	$158,273.23
Recoveries	$37,936.77
Sub Total	$16,148,126.24
Collections	$16,991,211.78

Purchase Amounts:
Purchase Amounts Related to Principal	$445,358.82
Purchase Amounts Related to Interest	$1,813.63
Sub Total	$447,172.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,438,384.23

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$17,438,384.23
Servicing Fee	$196,687.15	$196,687.15	$0.00	$0.00	$17,241,697.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,241,697.08
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,241,697.08
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$17,241,697.08
Interest - Class A-4 Notes	$138,616.03	$138,616.03	$0.00	$0.00	$17,103,081.05
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,103,081.05
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$17,025,447.05
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,025,447.05
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$16,967,535.05
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,967,535.05
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$16,896,171.05
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,896,171.05
Regular Principal Payment	$15,360,159.69	$15,360,159.69	$0.00	$0.00	$1,536,011.36
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,536,011.36
Residuel Released to Depositor	$0.00	$1,536,011.36	$0.00	$0.00	$0.00
Total		$17,438,384.23

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,360,159.69
Total					$15,360,159.69
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,360,159.69	$59.90	$138,616.03	$0.54	$15,498,775.72	$60.44
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$15,360,159.69	$11.01	$345,526.03	$0.25	$15,705,685.72	$11.25

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$123,214,251.85	0.4805173	$107,854,092.16	0.4206150
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$218,974,251.85	0.1569168	$203,614,092.16	0.1459097

Pool Information
Weighted Average APR	4.168%	4.174%
Weighted Average Remaining Term	24.75	23.93
Number of Receivables Outstanding	23,204	22,516
Pool Balance	$236,024,574.07	$219,295,252.05
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$218,974,251.85	$203,614,092.16
Pool Factor	0.1583854	0.1471591

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$15,681,159.89
Targeted Overcollateralization Amount	$15,681,159.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$15,681,159.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	40

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		64	$173,773.73
(Recoveries)		111	$37,936.77
Net Losses for Current Collection Period			$135,836.96
Cumulative Net Losses Last Collection Period			$8,285,409.59
Cumulative Net Losses for all Collection Periods			$8,421,246.55

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.69%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.81%	479	$6,159,654.50
61-90 Days Delinquent	0.28%	42	$619,961.60
91-120 Days Delinquent	0.09%	14	$194,694.41
Over 120 Days Delinquent	0.48%	70	$1,061,915.70
Total Delinquent Receivables	3.66%	605	$8,036,226.21

Repossession Inventory:
Repossessed in the Current Collection Period		13	$183,058.85
Total Repossessed Inventory		23	$440,042.72

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7632%
Preceding Collection Period			0.6520%
Current Collection Period			0.7160%
Three Month Average			0.7104%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5662%
Preceding Collection Period			0.5689%
Current Collection Period			0.5596%
Three Month Average			0.5649%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer